Distribution of Net Revenue by Geographical Area (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014
Segment Reporting Information [Line Items]
Net Revenue	$ 394,741	$ 387,589	$ 1,171,629	$ 1,113,243
Ireland
Segment Reporting Information [Line Items]
Net Revenue	113,060	99,585	332,563	273,670
Rest Of Europe
Segment Reporting Information [Line Items]
Net Revenue	79,077	91,350	241,705	275,881
United States
Segment Reporting Information [Line Items]
Net Revenue	161,144	152,140	475,508	441,189
Rest of World
Segment Reporting Information [Line Items]
Net Revenue	$ 41,460	$ 44,514	$ 121,853	$ 122,503